Long-Term Debt - Additional Information (Details)					12 Months Ended
	Dec. 18, 2014 USD ($)	Apr. 09, 2014 USD ($)	Mar. 31, 2014 USD ($) Derivative	May. 31, 2013	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 12, 2014 USD ($)	Apr. 08, 2014 USD ($) Derivative	Oct. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) Derivative
Debt Instrument [Line Items]
Long-term debt, fair value					$ 2,930,815,000	$ 1,630,192,000
Amount of debt refinanced		$ 2,250,000,000
Proceeds from senior unsecured notes due 2020 and 2023 held in escrow					1,350,000,000
Interest on senior unsecured notes due 2020 and 2023 held in escrow					$ 23,438,000
Line of credit facility, guarantees					All obligations under the ABL Facility and the Term Loan Facility are fully and unconditionally guaranteed, subject to certain customary release provisions, by substantially all of the Company’s existing and future direct and indirect domestic 100% owned subsidiaries, as well as certain non-100% owned domestic subsidiaries as the Company may determine from time to time in its sole discretion. The Notes due 2022, the Notes due 2020 and the Notes due 2023 are fully and unconditionally guaranteed, subject to certain customary release provisions, by substantially all of the Company’s domestic 100% owned subsidiaries.
Aggregate incremental capacity of line of credit facility					$ 200,000,000
General and administrative expenses					977,823,000	$ 906,620,000	$ 860,346,000
Interest expense					168,763,000	108,008,000	$ 107,825,000
Loss recognized as a Ineffectiveness related to interest rate swaps					$ 200,000
Interest Rate Swap
Debt Instrument [Line Items]
Debt instrument, maturity date			Apr. 09, 2018
Applicable margin			1.00%
Annual interest rate			1.867%								1.8925%
Interest expense						400,000
Number of interest rate swaps | Derivative			1						2		2
Term loan facility, amount outstanding			$ 400,000,000						$ 125,000,000		$ 225,000,000
Interest rate swap, maturity date					Jan. 11, 2016
Minimum interest rate based on LIBOR											1.50%
Fair value of interest rate swaps					$ 3,700,000	1,400,000
Gentiva Health Services Inc
Debt Instrument [Line Items]
Aggregate principal amount of private placement					$ 1,350,000,000
Equity offerings, net of costs (in shares) | shares					15,000,000
Common stock shares issued | shares					10,000,000
Tangible equity units shares issued | shares					172,500
6.375% Senior Notes due 2022
Debt Instrument [Line Items]
Aggregate principal amount of private placement		$ 500,000,000
Annual interest rate		6.375%
Debt Instrument Maturity Year		2022
Percentage of dividend payment to consolidated net income		50.00%
Percentage of dividend payment to cash proceeds from issuance of capital stock		100.00%
Termination Of Material Definitive
Debt Instrument [Line Items]
Unamortized deferred financing cost					$ 10,700,000
Unamortized deferred financing cost net of income tax					6,600,000
Annual interest rate		8.25%
Debt Instrument Maturity Year		2019
Aggregate principal amount		$ 550,000,000
Percentage of redemption price to principal amount of Notes due 2019		100.00%
Unamortized premium					36,400,000
Unamortized premium, net of tax					22,500,000
Interest expense on other long term debt					3,900,000
Interest expense, net of tax					$ 2,400,000
8.00% Senior Notes due 2020 | Escrow Issuer
Debt Instrument [Line Items]
Aggregate principal amount of private placement	$ 750,000,000
Annual interest rate	8.00%
Debt Instrument Maturity Year	2020
8.75% Senior Notes due 2023 | Escrow Issuer
Debt Instrument [Line Items]
Aggregate principal amount of private placement	$ 600,000,000
Annual interest rate	8.75%
Debt Instrument Maturity Year	2023
Indentures
Debt Instrument [Line Items]
Percentage of dividend payment to consolidated net income	50.00%
Percentage of dividend payment to cash proceeds from issuance of capital stock	100.00%
Registration Rights Agreement
Debt Instrument [Line Items]
Debt instrument interest rate term description					annual interest rate of the Notes due 2020 or the Notes due 2023, as applicable, will be increased by 0.25% per annum and will increase by 0.25% per annum at the end of each subsequent 90-day period, but in no event will such increase exceed 1.00% per annum.
Debt instrument interest rate increase for subsequent ninety days	0.25%
New notes interest rate increase	1.00%
Minimum | Interest Rate Swap
Debt Instrument [Line Items]
Percentage of LIBOR floor rate				1.00%
Maximum | Interest Rate Swap
Debt Instrument [Line Items]
Percentage of LIBOR floor rate				1.50%
Maximum | 6.375% Senior Notes due 2022
Debt Instrument [Line Items]
Consolidated coverage Ratio		200.00%
Maximum | Indentures
Debt Instrument [Line Items]
Consolidated coverage Ratio	200.00%
Maximum | LIBOR Borrowings
Debt Instrument [Line Items]
Applicable margin					1.50%
Prior ABL Facility
Debt Instrument [Line Items]
Debt instrument, maturity date		Jun. 01, 2018
Increased credit capacity										$ 100,000,000
Revolving credit facility, maximum capacity					$ 650,000,000
Prior ABL Facility | Minimum | LIBOR Borrowings
Debt Instrument [Line Items]
Applicable margin		2.50%
Prior ABL Facility | Minimum | Base Rate
Debt Instrument [Line Items]
Applicable margin		1.50%
Prior ABL Facility | Maximum | LIBOR Borrowings
Debt Instrument [Line Items]
Applicable margin		3.00%
Prior ABL Facility | Maximum | Base Rate
Debt Instrument [Line Items]
Applicable margin		2.00%
Amended ABL Facility
Debt Instrument [Line Items]
Debt instrument, maturity date		Apr. 09, 2019
Increased credit capacity								$ 150,000,000
Amended ABL Facility | Minimum | LIBOR Borrowings
Debt Instrument [Line Items]
Applicable margin		2.00%
Amended ABL Facility | Minimum | Base Rate
Debt Instrument [Line Items]
Applicable margin		1.00%
Amended ABL Facility | Maximum | LIBOR Borrowings
Debt Instrument [Line Items]
Applicable margin		2.50%
Amended ABL Facility | Maximum | Base Rate
Debt Instrument [Line Items]
Applicable margin		1.50%
Abl Amendment Agreement
Debt Instrument [Line Items]
Debt instrument, maturity date, description					ABL Facility from June 1, 2018 to April 9, 2019
Abl Amendment Agreement | Prior ABL Facility
Debt Instrument [Line Items]
Unamortized deferred financing cost					$ 600,000
Unamortized deferred financing cost net of income tax					$ 400,000
Amended Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, maturity date, description					Term Loan Facility from June 1, 2018 to April 9, 2021
Prior Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, maturity date		Jun. 01, 2018
Unamortized deferred financing cost					$ 5,000,000
Unamortized deferred financing cost net of income tax					3,100,000
Increased credit capacity										$ 100,000,000
Revolving credit facility, maximum capacity					$ 700,000,000
Prior Term Loan Facility | LIBOR Borrowings
Debt Instrument [Line Items]
Applicable margin		3.25%
Prior Term Loan Facility | Base Rate Borrowings
Debt Instrument [Line Items]
Applicable margin		2.25%
Amended Term Loan Facility
Debt Instrument [Line Items]
Debt instrument, maturity date		Apr. 09, 2021
New term loans principal amount		$ 1,000,000,000
Amended Term Loan Facility | LIBOR Borrowings
Debt Instrument [Line Items]
Applicable margin		3.00%
Amended Term Loan Facility | Base Rate Borrowings
Debt Instrument [Line Items]
Applicable margin		2.00%
Senior Notes
Debt Instrument [Line Items]
General and administrative expenses						500,000
Interest expense						$ 1,500,000